Label	Element	Value
MFS® U.S. Government Cash Reserve Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000798244_SupplementTextBlock	SUPPLEMENT TO PROSPECTUS The date of this supplement is February 26, 2016. MFS® U.S. Government Cash Reserve Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® U.S. Government Cash Reserve Fund
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the first paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information" is restated in its entirety as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 99.5% of the fund’s total assets in cash, U.S. Government money market instruments, and/or repurchase agreements collateralized by cash or U.S. Government securities.  MFS normally invests at least 80% of the fund’s net assets in U.S. Government money market instruments and repurchase agreements collateralized by U.S. Government securities.